Short-Term Borrowings (Details) - Schedule of short-term borrowings	12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)
Short-term Debt [Line Items]
Short-term borrowings amount	$ 31,221,280	$ 30,789,134
Agricultural Bank [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,471,367	$ 1,397,654	¥ 9,990,000
Issuance date	Nov. 04, 2019	Nov. 02, 2018
Expiration date	Nov. 03, 2020	Nov. 01, 2019
Interest rate percentage	5.40%	5.44%	5.40%	5.44%
Agricultural Bank 1 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 736,420	$ 979,336	¥ 5,000,000	¥ 7,000,000
Issuance date	Nov. 13, 2019	Dec. 03, 2018
Expiration date	Nov. 12, 2020	Dec. 02, 2019
Interest rate percentage	5.40%	5.44%	5.40%	5.44%
Agricultural Bank 2 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,030,989	$ 699,526	¥ 7,000,000	¥ 5,000,000
Issuance date	Nov. 28, 2019	Dec. 07, 2018
Expiration date	Nov. 18, 2020	Nov. 15, 2019
Interest rate percentage	5.35%	5.44%	5.35%	5.44%
Agricultural Bank 3 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,399,199	$ 1,329,099	¥ 9,500,000	¥ 9,500,000
Issuance date	Dec. 19, 2019	Jan. 11, 2019
Expiration date	Dec. 18, 2020	Jan. 10, 2020
Interest rate percentage	5.35%	5.44%	5.35%	5.44%
Agricultural Bank 4 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,471,368	$ 1,397,652	¥ 9,990,000	¥ 9,990,000
Issuance date	Dec. 27, 2019	Jan. 21, 2019
Expiration date	Dec. 10, 2020	Jan. 20, 2020
Interest rate percentage	5.35%	5.13%	5.35%	5.13%
Agricultural Bank 5 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 839,519	$ 797,459	¥ 5,700,000	¥ 5,700,000
Issuance date	Jan. 08, 2020	Jan. 25, 2019
Expiration date	Jan. 07, 2021	Jan. 24, 2020
Interest rate percentage	5.35%	5.13%	5.35%	5.13%
Agricultural Bank 6 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,471,368	$ 1,397,652	¥ 9,990,000	¥ 9,990,000
Issuance date	Jan. 14, 2020	Feb. 01, 2019
Expiration date	Jan. 13, 2021	Jan. 30, 2020
Interest rate percentage	5.35%	5.13%	5.35%	5.13%
Agricultural Bank 7 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,325,557	$ 1,259,146	¥ 9,000,000	¥ 9,000,000
Issuance date	Feb. 28, 2020	Mar. 04, 2019
Expiration date	Feb. 27, 2021	Mar. 03, 2020
Interest rate percentage	5.60%	5.35%	5.60%	5.35%
Agricultural Bank 8 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 734,948	$ 1,397,652	¥ 4,990,000	¥ 9,990,000
Issuance date	Mar. 04, 2020	Mar. 08, 2019
Expiration date	Mar. 03, 2021	Mar. 07, 2020
Interest rate percentage	5.60%	5.35%	5.60%	5.35%
Agricultural Bank 9 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,973,607	$ 1,874,729	¥ 13,400,000	¥ 13,400,000
Issuance date	Mar. 13, 2020	Apr. 02, 2019
Expiration date	Mar. 12, 2021	Apr. 01, 2020
Interest rate percentage	5.25%	5.13%	5.25%	5.13%
Agricultural Bank 10 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 736,420	$ 699,526	¥ 5,000,000	¥ 5,000,000
Issuance date	Mar. 27, 2020	Apr. 24, 2019
Expiration date	Mar. 15, 2021	Apr. 15, 2020
Interest rate percentage	5.25%	5.13%	5.25%	5.13%
Agricultural Bank 11 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 662,778	$ 629,573	¥ 4,500,000	¥ 4,500,000
Issuance date	Jul. 10, 2020	Jul. 02, 2019
Expiration date	Jul. 01, 2021	Jul. 01, 2020
Interest rate percentage	4.80%	5.66%	4.80%	5.66%
Agricultural Bank 12 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,546,483	$ 1,469,004	¥ 10,500,000	¥ 10,500,000
Issuance date	Jul. 24, 2020	Aug. 02, 2019
Expiration date	Jul. 15, 2021	Aug. 01, 2020
Interest rate percentage	4.75%	5.66%	4.75%	5.66%
Agricultural Bank 13 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 2,135,619	$ 2,028,625	¥ 14,500,000	¥ 14,500,000
Issuance date	Aug. 03, 2020	Aug. 14, 2019
Expiration date	Aug. 02, 2021	Aug. 12, 2020
Interest rate percentage	4.75%	5.66%	4.75%	5.66%
China CITIC Bank [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 662,778	$ 365,725	¥ 4,500,000	¥ 2,614,096
Issuance date	Oct. 11, 2019	Oct. 17, 2018
Expiration date	Oct. 10, 2020	Oct. 12, 2019
Interest rate percentage	5.35%	4.90%	5.35%	4.90%
China CITIC Bank 1 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 957,347	$ 909,383	¥ 6,500,000	¥ 6,500,000
Issuance date	Oct. 16, 2019	Oct. 17, 2018
Expiration date	Oct. 15, 2020	Oct. 17, 2019
Interest rate percentage	5.35%	5.66%	5.35%	5.66%
China CITIC Bank 2 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 589,136	$ 720,148	¥ 4,000,000	¥ 5,147,400
Issuance date	Oct. 29, 2019	Jan. 04, 2019
Expiration date	Oct. 28, 2020	Dec. 30, 2019
Interest rate percentage	5.35%	5.00%	5.35%	5.00%
China CITIC Bank 3 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 883,704	$ 839,431	¥ 6,000,000	¥ 6,000,000
Issuance date	Sep. 22, 2020	Sep. 24, 2009
Expiration date	Sep. 21, 2021	Sep. 22, 2020
Interest rate percentage	5.00%	5.35%	5.00%	5.35%
China CITIC Bank 4 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 957,347	$ 909,383	¥ 6,500,000	¥ 6,500,000
Issuance date	Sep. 23, 2020	Sep. 25, 2019
Expiration date	Sep. 22, 2021	Sep. 23, 2020
Interest rate percentage	5.00%	5.35%	5.00%	5.35%
China CITIC Bank 5 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,178,273	$ 1,119,241	¥ 8,000,000	¥ 8,000,000
Issuance date	Sep. 24, 2020	Sep. 26, 2019
Expiration date	Sep. 23, 2021	Sep. 24, 2020
Interest rate percentage	5.00%	5.35%	5.00%	5.35%
Bank of China [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,110,522	$ 1,242,358	¥ 7,540,000	¥ 8,880,000
Issuance date	Jan. 07, 2020	Jan. 10, 2019
Expiration date	Jan. 02, 2021	Jan. 06, 2020
Interest rate percentage	4.50%	5.44%	4.50%	5.44%
Bank of China 1 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,138,506	$ 1,054,885	¥ 7,730,000	¥ 7,540,000
Issuance date	Jan. 09, 2020	Jan. 09, 2019
Expiration date	Jan. 07, 2021	Jan. 06, 2020
Interest rate percentage	4.50%	5.44%	4.50%	5.44%
Minsheng Bank [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,679,039	$ 2,084,587	¥ 11,400,000	¥ 14,900,000
Issuance date	Apr. 22, 2020	Apr. 25, 2019
Expiration date	Apr. 15, 2021	Apr. 25, 2020
Interest rate percentage	5.50%	6.53%	5.50%	6.53%
Zhejiang Commerce Bank [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,251,915	$ 139,905	¥ 8,500,000	¥ 1,000,000
Issuance date	Apr. 22, 2020	Apr. 23, 2019
Expiration date	Apr. 16, 2021	Oct. 23, 2019
Interest rate percentage	4.20%	6.09%	4.20%	6.09%
Zhejiang Commerce Bank 1 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 699,599	$ 979,336	¥ 4,750,000	¥ 7,000,000
Issuance date	May 21, 2020	Apr. 23, 2019
Expiration date	May 18, 2021	Oct. 23, 2019
Interest rate percentage	4.20%	6.09%	4.20%	6.09%
Zhejiang Commerce Bank 2 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,030,989	$ 629,573	¥ 7,000,000	¥ 4,500,000
Issuance date	Jun. 03, 2020	Apr. 29, 2019
Expiration date	May 14, 2021	Oct. 29, 2019
Interest rate percentage	4.20%	6.09%	4.20%	6.09%
Zhejiang Commerce Bank 3 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount	$ 1,546,483	$ 1,469,004	¥ 10,500,000	¥ 10,500,000
Issuance date	Sep. 18, 2020	Apr. 29, 2019
Expiration date	Jun. 18, 2021	Oct. 29, 2019
Interest rate percentage	5.22%	6.09%	5.22%	6.09%
Bank of China 2 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 468,682		¥ 3,350,000
Issuance date		Jan. 25, 2019
Expiration date		Jan. 22, 2020
Interest rate percentage		5.22%		5.22%
Bank of China 3 [Member]
Short-term Debt [Line Items]
Short-term borrowings amount		$ 500,860		¥ 3,580,000
Issuance date		Jan. 25, 2019
Expiration date		Jan. 02, 2020
Interest rate percentage		5.22%		5.22%